Related party transactions	9 Months Ended
Sep. 30, 2021
Related party transactions
Related party transactions

3.    Related party transactions

Fresenius SE is the Company’s largest shareholder and owns 32.2% of the Company’s outstanding shares at September 30, 2021. The Else Kröner-Fresenius-Stiftung is the sole shareholder of Fresenius Management SE, the general partner of Fresenius SE, and has sole power to elect the supervisory board of Fresenius Management SE. The Company has entered into certain arrangements for services and products with Fresenius SE or its subsidiaries and with certain of the Company’s equity method investees as described in item a) below. The arrangements for leases with Fresenius SE or its subsidiaries are described in item b) below. The Company’s terms related to the receivables or payables for these services, leases and products are generally consistent with the normal terms of the Company’s ordinary course of business transactions with unrelated parties and the Company believes that these arrangements reflect fair market terms. The Company utilizes various methods to verify the commercial reasonableness of its related party arrangements. Financing arrangements as described in item c) below have agreed-upon terms which are determined at the time such financing transactions occur and reflect market rates at the time of the transaction. The relationship between the Company and its key management personnel who are considered to be related parties is described in item d) below. The Company’s related party transactions are settled through Fresenius SE’s cash management system where appropriate.

a)    Service agreements and products

The Company is party to service agreements with Fresenius SE and certain of its affiliates (collectively “Fresenius SE Companies”) to receive services, including, but not limited to: administrative services, management information services, employee benefit administration, insurance, information technology services, tax services and treasury management services. The Company also provides central purchasing services to Fresenius SE Companies. These related party agreements generally have a duration of 1 to 5 years and are renegotiated on an as needed basis when the agreement comes due. The Company also provides administrative services to one of its equity method investees.

The Company sells products to Fresenius SE Companies and purchases products from Fresenius SE Companies and equity method investees. In addition, Fresenius Medical Care Holdings, Inc. (“FMCH”) purchases heparin supplied by Fresenius Kabi USA, Inc. (“Kabi USA”), through an independent group purchasing organization (“GPO”). Kabi USA is an indirect, wholly-owned subsidiary of Fresenius SE. The Company has no direct supply agreement with Kabi USA and does not submit purchase orders directly to Kabi USA. FMCH acquires heparin from Kabi USA, through the GPO contract, which was negotiated by the GPO at arm’s length on behalf of all members of the GPO.

In December 2010, the Company and Galenica Ltd. (now known as Vifor Pharma Ltd.) formed the renal pharmaceutical company Vifor Fresenius Medical Care Renal Pharma Ltd., an equity method investee of which the Company owns 45%. The Company has entered into exclusive supply agreements to purchase certain pharmaceuticals from, as well as certain exclusive distribution agreements with, Vifor Fresenius Medical Care Renal Pharma Ltd.

Under the Centers for Medicare and Medicaid Services’ (“CMS”) Comprehensive End-Stage Renal Disease (“ESRD”) Care Model, the Company and participating physicians formed entities known as ESRD Seamless Care Organizations (“ESCOs”) as part of a payment and care delivery model that seeks to deliver better health outcomes for Medicare ESKD patients while lowering CMS’s costs. The Company entered into participation/service agreements with these ESCOs, which are accounted for as equity method investees.

Below is a summary, including the Company’s receivables from and payables to the indicated parties, resulting from the above described transactions with related parties.

Service agreements and products with related parties

in € THOUS

	For the nine months ended		For the nine months ended
	September 30, 2021		September 30, 2020		September 30, 2021		December 31, 2020
	Sales of	Purchases of	Sales of	Purchases of
	goods and	goods and	goods and	goods and	Accounts	Accounts	Accounts	Accounts
	services	services	services	services	receivable	payable	receivable	payable
Service agreements (1)
Fresenius SE	158	27,988	182	19,965	141	4,036	251	3,655
Fresenius SE affiliates	3,163	75,676	2,997	77,560	678	6,956	824	7,944
Equity method investees	39,664	—	13,793	—	110,387	—	74,935	—
Total	42,985	103,664	16,972	97,525	111,206	10,992	76,010	11,599

Products
Fresenius SE	1	—	—	—	—	—	—	—
Fresenius SE affiliates	35,136	22,991	31,883	34,040	10,244	5,194	10,330	5,732
Equity method investees	—	344,397	—	365,682	—	73,511	—	57,207
Total	35,137	367,388	31,883	399,722	10,244	78,705	10,330	62,939

(1)	In addition to the above shown accounts payable, accrued expenses for service agreements with related parties amounted to €8,217 and €5,368 at September 30, 2021 and December 31, 2020, respectively.

b)    Lease agreements

In addition to the above-mentioned product and service agreements, the Company is a party to real estate lease agreements with Fresenius SE Companies, which mainly include leases for the Company’s corporate headquarters in Bad Homburg, Germany and production sites in Schweinfurt and St. Wendel, Germany. The leases have maturities up to the end of 2029.

Below is a summary resulting from the above described lease agreements with related parties.

Lease agreements with related parties

in € THOUS

	For the nine months ended September 30, 2021			For the nine months ended September 30, 2020			September 30, 2021		December 31, 2020
		Interest	Lease		Interest	Lease	Right-of-use	Lease	Right-of-use	Lease
	Depreciation	expense	expense (1)	Depreciation	expense	expense (1)	asset	liability	asset	liability
Fresenius SE	5,937	493	859	6,033	556	627	52,131	52,839	58,073	58,610
Fresenius SE affiliates	9,842	833	38	9,946	972	263	70,162	71,510	80,188	81,410
Total	15,779	1,326	897	15,979	1,528	890	122,293	124,349	138,261	140,020

(1)	Short-term leases and expenses relating to variable lease payments as well as low value leases are exempted from balance sheet recognition.

c)    Financing

The Company receives short-term financing from and provides short-term financing to Fresenius SE. The Company also utilizes Fresenius SE’s cash management system for the settlement of certain intercompany receivables and payables with its subsidiaries and other related parties. As of September 30, 2021 and December 31, 2020, the Company had accounts receivable from Fresenius SE related to short-term financing in the amount of €4,398 and €1,037, respectively. The interest rates for these cash management arrangements are set on a daily basis and are based on the then-prevailing overnight reference rate, with a floor of zero, for the respective currencies.

On August 19, 2009, the Company borrowed €1,500 from the General Partner on an unsecured basis at 1.335%. The loan repayment has been extended periodically and is currently due on August 19, 2022 with an interest rate of 0.6%. On November 28, 2013, the Company borrowed an additional €1,500 with an interest rate of 1.875% from the General Partner. The loan repayment has been extended periodically and is currently due on November 23, 2021 with an interest rate of 1.025%.

At September 30, 2021, the Company borrowed from Fresenius SE €36,000 on an unsecured basis at an interest rate of 0.6%. At December 31, 2020, the Company borrowed from Fresenius SE in the amount of €13,320 on an unsecured basis at an interest rate of 0.825%. For further information on this loan agreement, see note 5.

d)    Key management personnel

Due to the Company’s legal form of a German partnership limited by shares, the General Partner holds a key management position within the Company. In addition, as key management personnel, members of the Management Board and the Supervisory Board, as well as their close relatives, are considered related parties.

The Company’s Articles of Association provide that the General Partner shall be reimbursed for any and all expenses in connection with management of the Company’s business, including remuneration of the members of the General Partner’s supervisory board and the members of the Management Board. The aggregate amount reimbursed to the General Partner was €25,885 and €21,282 for its management services during the nine months ended September 30, 2021 and 2020, respectively. As of September 30, 2021 and December 31, 2020, the Company had accounts receivable from the General Partner in the amount of €415 and €4,061, respectively. As of September 30, 2021 and December 31, 2020, the Company had accounts payable to the General Partner in the amount of €4,383 and €20,863, respectively.